Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Schedule of significant related party transactions	Names of related parties and relationship

Names of related parties	Relationship with the Group
CyberLink Corp. (CyberLink)	Other related party (Significant influence (Note) over the Company)
CyberLink Inc. (CyberLink-Japan)	Other related party (Subsidiary of CyberLink)
ClinJeff Corp. (ClinJeff)	Other related party (Major shareholder of CyberLink)
Revenue

		Six months ended June 30,
	Description	2025	2026
CyberLink	Revenue-others (service revenue)	$16	$14
Other payables

	December 31, 2025	June 30, 2026
CyberLink	$46	$39
CyberLink-Japan	26	23
	$72	$62
Operating expenses

		Six months ended June 30,
	Description	2025	2026
CyberLink	Management service fee	$19	$29
Rent expense

	Six months ended June 30,
	2025	2026
CyberLink-Japan	$40	$38
Acquisition of right-of-use assets:

	Six months ended June 30,
	2025	2026
CyberLink	$400	$—
ClinJeff	—	235
	$400	$235
Outstanding balance:

	December 31, 2025	June 30, 2026
Total lease liabilities	$407	$479
Less: Current portion (shown as ‘current lease liabilities’)	(260)	(366)
	$147	$113
Interest expense

	Six months ended June 30,
	2025	2026
CyberLink	$2	$4
ClinJeff	—	2
	$2	$6

Schedule of key management compensation	Key management compensation

	Six months ended June 30,
	2025	2026
Salaries and other short-term employee benefits	$1,505	$1,692
Share-based payment	155	54
Post-employment benefits	5	6
	$1,665	$1,752